Earnings / (Loss) per share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ (46,245)	$ 29,124
Weighted average number of common shares outstanding	7,068,474	1,856
Total shares outstanding	7,068,474	1,942
Earnings / (Loss) per common share	$ (6.54)	$ 15,691.81
Earnings / (Loss) per common share	$ (6.54)	$ 14,996.91
Earnings Loss Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ (46,245)	$ 29,124
Net income / (loss) available to common stockholders	$ (46,245)	$ 29,124
Weighted average number of common shares outstanding	7,068,474	1,856
Effect of dilutive shares	0	86
Total shares outstanding	7,068,474	1,942
Earnings / (Loss) per common share	$ (6.54)	$ 14,996.91
Earnings Loss Per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ (46,245)	$ 29,124
Net income / (loss) available to common stockholders	$ (46,245)	$ 29,124
Weighted average number of common shares outstanding	7,068,474	1,856
Effect of dilutive shares	0	0
Total shares outstanding	7,068,474	1,856
Earnings / (Loss) per common share	$ (6.54)	$ 15,691.81